Goodwill (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Recoverable amount		₪ 391,720
Impairment losses on goodwill		₪ 63,101
After-tax discount rate	15.25%	16.50%
Debt leveraging rate	17.00%	7.00%
Market interest rate	10.21%	9.65%
Terminal value long-term growth rate	3.50%
Decrease impairment loss	₪ 352,232
Incease impairment loss	39
Impairment loss on financial assets	368,352
Impairment loss on financial increase	₪ 23